RELATED PARTY TRANSACTIONS - Schedule of Related Party Agreements and Transactions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Credit agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Support agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0.0	0.0	0.0	0.0
Rights agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0.0	0.0	0.0	0.0
Administration fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	1.4	1.7	4.8	3.4
Investment management fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	40.9	15.0	61.8	30.0
Licensing agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0.0	0.0	0.0	0.0
Outsourcing fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0.0	$ 0.2	$ 0.1	$ 0.9